INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9 INTANGIBLE ASSETS

Accounting policies

Intangible assets

Intangible assets acquired separately from a business combination (including purchased patents, know-how, trademarks, licences and distribution rights) are initially measured at cost. The cost of intangible assets acquired in a material business combination (referred to as acquisition intangibles) is the fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortisation and any accumulated impairment losses. All intangible assets are amortised on a straight-line basis over their estimated useful economic lives. The estimated useful economic life of an intangible asset ranges between 3–20 years depending on its nature. Internally-generated intangible assets are expensed in the income statement as incurred. Purchased computer software and certain costs of information technology projects are capitalised as intangible assets. Software that is integral to computer hardware is capitalised as plant and equipment.

Impairment of intangible assets

The carrying values of intangible assets are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the CGU to which it belongs. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs to sell and its value-in-use. In assessing value-in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset.

In carrying out impairment reviews of intangible assets a number of significant assumptions have to be made when preparing cash flow projections. These include the future rate of market growth, discount rates, the market demand for the products acquired, the future profitability of acquired businesses or products, levels of reimbursement and success in obtaining regulatory approvals. If actual results should differ, or changes in expectations should arise, impairment charges may be required which would adversely impact operating results.

			Customer and		Assets
		Product-	distribution		in course of
	Technology	related	related	Software	construction	Total
	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2017	301	1,849	121	329	–	2,600
Exchange adjustment	10	38	1	12	–	61
Acquisitions[1]	59	2	–	–	–	61
Additions	–	2	3	63	–	68
Disposals	(6)	(43)	(5)	(5)	–	(59)
Transfers	(6)	6	–	4	–	4
At 31 December 2017	358	1,854	120	403	–	2,735
Exchange adjustment	(4)	(18)	(8)	(6)	–	(36)
Additions	–	1	–	8	6	15
Disposals	–	(1)	–	(4)	–	(5)
Transfers	–	–	–	12	7	19
At 31 December 2018	354	1,836	112	413	13	2,728
Amortisation and impairment
At 1 January 2017	36	886	80	187	–	1,189
Exchange adjustment	2	21	1	6	–	30
Charge for the year:
Amortisation	6	133	15	38	–	192
Impairment	–	10	–	–	–	10
Disposals	11	(61)	(3)	(4)	–	(57)
Transfers	(4)	4	–	–	–	–
At 31 December 2017	51	993	93	227	–	1,364
Exchange adjustment	(1)	(14)	(4)	(3)	–	(22)
Charge for the year:
Amortisation	24	103	6	43	–	176
Impairment	–	–	–	3	–	3
Disposals	–	(1)	–	(2)	–	(3)
At 31 December 2018	74	1,081	95	268	–	1,518
Net book amounts
At 31 December 2018	280	755	17	145	13	1,210
At 31 December 2017	307	861	27	176	–	1,371

1	In 2017 this relates to technology and product-related intangibles acquired with the purchase of Rotation Medical, Inc.

Transfers into software and assets in course of construction includes $19m (2017: $4m) of software transferred from property, plant and equipment.

Amortisation and impairment of acquisition intangibles is set out below:

	2018	2017
	$ million	$ million
Technology	24	6
Product-related	86	124
Customer and distribution related	3	10
Total	113	140

Group capital expenditure relating to software contracted but not provided for amounted to $nil (2017: $nil). There was no impairment charge in 2018. In 2017, a product-related intangible asset was determined to have a value in use below its carrying value, resulting in an impairment charge of $10m being recognised.